Intangible asset	12 Months Ended
Dec. 31, 2024
Intangible Asset

19. Intangible asset

	Land use right	Acquired computer software	Total
	RMB’000	RMB’000	RMB’000
Cost
At December 31, 2022	-	9	9
Addition	44,843	-	44,843
At December 31, 2023	44,843	9	44,852
Disposal of discontinued business	-	(9)	(9)
Foreign current translation differences	1,259	-	1,259
At December 31, 2024	46,102	-	46,102

Accumulated amotization
At December 31, 2022	-	4	4
Amortization	-	1	1
At December 31, 2023	-	5	5
Disposal of discontinued business	-	(5)	(5)
At December 31, 2024	-	-	-

Carrying amount
At December 31, 2023	44,843	4	44,847
At December 31, 2024	46,102	-	46,102

*Less than RMB1,000.

On November 13, 2023, the Company entered into certain land use right transfer agreement to acquire the land use right of a parcel of land located in Wuhan City, China, with a transaction value of USD6.3 million according to a land use right appraisal report. Pursuant to the Agreement, the Company agreed to issue a total of 18,007,046 restricted Class A ordinary shares, $0.00005 par value each, to Seller in exchange of the land use right.